TRADE AND NOTES PAYABLES - AGEING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER CURRENT LIABILITIES
Trade and notes payables	¥ 22,536,331	$ 3,267,461	¥ 18,588,416
Within 1 year
OTHER CURRENT LIABILITIES
Trade and notes payables	21,523,421		17,012,772
Between 1 and 2 years
OTHER CURRENT LIABILITIES
Trade and notes payables	511,560		946,337
Between 2 and 3 years
OTHER CURRENT LIABILITIES
Trade and notes payables	157,729		236,106
Over 3 years
OTHER CURRENT LIABILITIES
Trade and notes payables	¥ 343,621		¥ 393,201